Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment, net consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Plant machineries	56,914,817	62,353,538	8,011,196
Motor vehicles	2,045,015	2,038,622	261,923
Office equipment	1,821,681	2,050,214	263,412
Totals	60,781,513	66,442,374	8,536,531
Less: accumulated depreciation	(38,080,729)	(39,457,565)	(5,069,517)
Plant and equipment, net	22,700,784	26,984,809	3,467,014